INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Fair value, beginning of year	$54,172	$47,164
Additions	593	1,576
Acquisitions through business combinations	5,851	9,234
Disposals and reclassifications to assets held for sale	(6,169)	(4,612)
Fair value changes	1,021	960
Foreign currency translation	1,402	(150)
Fair value, end of year	$56,870	$54,172

Investment properties include the company’s office, retail, multifamily, industrial and other properties as well as higher-and-better- use land within the company’s sustainable resources operations. Acquisitions and additions of $6.4 billion (2016 – $10.8 billion) relate mainly to business combinations completed during the year, including a portfolio of manufactured housing communities in the U.S., office portfolios in the U.S., an office building in San Francisco, a student housing portfolio in the U.K., and an office portfolio in Mumbai. Refer to Note 5 for details of acquisitions through business combinations.
Disposals and reclassifications to assets held for sale of $6.2 billion include the sale of two properties in London, the disposal of a European logistics business, the sale of a 49% interest in a property located in New York, the reclassification of a 50% interest in a property located in Toronto to assets classified as held for sale and the deconsolidation of a Brazilian retail investment.
Investment properties generated $4.4 billion (2016 – $4.1 billion) in rental income and incurred $1.6 billion (2016 – $1.6 billion) in direct operating expenses. Our investment properties are pledged as collateral for the non-recourse borrowings at their respective properties.
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2017	2016
Core office
United States	$14,827	$16,529
Canada	4,597	4,613
Australia	2,480	2,112
Europe	1,040	1,830
Brazil	327	315
Opportunistic and other
Opportunistic office	8,590	5,853
Opportunistic retail	3,412	4,217
Industrial	1,942	2,678
Multifamily	3,925	3,574
Triple net lease	4,804	4,790
Self-storage	1,854	1,624
Student housing	1,353	649
Manufactured housing	2,206	—
Other investment properties	5,513	5,388
	$56,870	$54,172

Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates

The company’s investment properties are diversified by asset type, asset class, geography and markets. Therefore, there may be mitigating factors in addition to those noted above such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2017			2016
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.8%	13	6.8%	5.6%	12
Canada	6.1%	5.5%	10	6.2%	5.5%	10
Australia	7.0%	6.1%	10	7.3%	6.1%	10
Europe	n/a	n/a	n/a	6.0%	5.0%	12
Brazil	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic and other
Opportunistic office	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic retail	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple net lease	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage	5.8%	n/a	n/a	6.2%	n/a	n/a
Student housing	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured housing	5.8%	n/a	n/a	n/a	n/a	n/a
Other investment properties	5.8%	n/a	n/a	5.4%	n/a	n/a